UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21496

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
February 28, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 73.6%
	Australia – 11.0%
501,534	APA Group (b) (c)	$3,094,083
1,999,784	Spark Infrastructure Group (b) (c)	3,723,267
275,279	Sydney Airport (b) (c)	1,398,546
333,543	Transurban Group (b) (c)	2,972,619
		11,188,515
	Canada – 15.6%
159,970	Enbridge, Inc. (c)	5,087,575
69,700	Inter Pipeline, Ltd. (c)	1,211,820
90,071	Northland Power, Inc. (c)	1,545,639
108,913	Pembina Pipeline Corp. (c)	3,501,987
103,904	TransCanada Corp. (c)	4,493,977
		15,840,998
	France – 1.6%
124,757	Getlink SE (b) (c)	1,604,619
	Germany – 2.6%
65,314	Innogy SE (b) (c) (d)	2,604,928
	Italy – 9.3%
570,048	Enav S.p.A. (b) (c) (d)	2,900,878
482,022	Snam S.p.A. (b) (c)	2,157,806
792,683	Terna Rete Elettrica Nazionale S.p.A (b) (c)	4,393,740
		9,452,424
	Mexico – 1.6%
340,000	Infraestructura Energetica Nova S.A.B. de C.V. (c)	1,605,250
	Netherlands – 3.5%
76,623	Koninklijke Vopak N.V. (b) (c)	3,604,537
	Spain – 1.7%
231,455	Iberdrola S.A. (b) (c)	1,703,356
	United Kingdom – 15.7%
675,843	National Grid PLC (b) (c)	6,839,862
373,011	Pennon Group PLC (b) (c)	3,118,300
254,903	Severn Trent PLC (b) (c)	5,969,736
		15,927,898
	United States – 11.0%
22,500	Edison International (c)	1,363,275
184,400	Kinder Morgan, Inc. (c)	2,987,280
43,300	Sempra Energy (c)	4,718,834
21,100	Southwest Gas Holdings, Inc. (c)	1,390,068
26,800	Williams (The) Cos., Inc. (c)	743,968
		11,203,425
	Total Common Stocks	74,735,950
	(Cost $77,313,023)
MASTER LIMITED PARTNERSHIPS (a) – 18.5%
	United States – 18.5%
115,800	Buckeye Partners, L.P. (c)	5,187,840
273,700	Enbridge Energy Partners, L.P. (c)	3,423,987
263,654	Enterprise Products Partners, L.P. (c)	6,702,085
See Notes to Portfolio of Investments

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) (Continued)
	United States (Continued)
54,900	Magellan Midstream Partners, L.P. (c)	$3,429,054
	Total Master Limited Partnerships	18,742,966
	(Cost $19,484,804)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 41.8%
	Cayman Islands – 2.1%
$2,150,000	Sable International Finance Ltd., Term B-4 Loan, 3 Mo. LIBOR + 3.25%, 0.00% Floor	4.89%	02/02/26	2,145,829
	France – 2.1%
992,500	Numericable US LLC, Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.52%	07/18/25	948,334
1,187,773	Numericable US LLC, Term Loan B-12, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.72%	01/31/26	1,140,262
				2,088,596
	United States – 37.6%
1,460,000	Advanced Disposal Services, Inc., Initial Term Loan, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.72%	11/10/23	1,464,643
2,172,214	Altice US Finance I Corp., March 2017 Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	07/28/25	2,168,586
497,500	BCP Raptor LLC, Initial Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.90%-6.04%	06/30/24	500,983
1,000,000	Calpine Construction Finance Co., L.P., Term B Loan, 3 Mo. LIBOR + 2.50%, 0.00% FLoor	4.15%	01/15/25	1,001,810
1,964,736	Calpine Corp., Term Loan (05/15), 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.20%	01/15/24	1,968,626
496,250	Calpine Corp., Term Loan (2017), 3 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	12/31/19	496,096
280,000	CenturyLink, Inc., Initial Term B Loan, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.32%	01/31/25	275,030
2,750,000	Charter Communications Operating LLC, Term B Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	04/30/25	2,755,170
1,712,062	CSC Holdings, LLC, 2017 Refinancing Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	3.84%	07/17/25	1,706,926
2,270,601	Dynergy Inc., Tranche C-2 Term Loan, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.35%	02/07/24	2,283,611
400,000	Energy Transfer Equity L.P., Refinanced Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	02/02/24	399,692
1,121,190	Green Energy Partners/Stonewell LLC, Tranche B-1 Term Loan, 3 Mo. LIBOR + 5.50%, 1.00% Floor (g)	7.19%	11/13/21	1,109,978
1,481,306	HCA Inc., Tranche B-9 Term Loan, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	03/18/23	1,488,920
2,880,000	Level 3 Financing, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	02/22/24	2,884,406
275,000	Lucid Energy Group II Borrower LLC, Initial Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.59%	02/18/25	275,173
498,750	MCC Iowa LLC, Term Loan M, 3 Mo. LIBOR + 2.00%, 0.75% Floor	3.48%	01/15/25	499,528
1,182,000	NRG Energy, Inc., Term B-1 Conversion Advances, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.94%	06/30/23	1,186,764
See Notes to Portfolio of Investments

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$350,000	Panda Hummel, Construction Term B Advances, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.65%	10/27/22	$338,296
2,977,500	Sprint Communications, Inc., Initial Term Loan, 3 Mo. LIBOR + 2.50%, 0.75% Floor	4.19%	02/02/24	2,978,423
1,288,000	Summit Midstream Partners Holdings LLC, Term Loan, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.65%	05/21/22	1,308,131
2,250,000	Telenet Financing USD LLC, Term Loan AL, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.09%	03/01/26	2,256,480
500,000	TerraForm Power Operating LLC, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.33%	11/08/22	502,710
500,000	Traverse Midstream Partners LLC, Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.85%	09/27/24	503,335
1,857,610	Uniti Group Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	10/24/22	1,784,086
1,000,000	Unitymedia Finance LLC, Senior Facility Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor	3.84%	09/30/25	998,130
2,000,000	UPC Financing Partnership, Term Loan AR, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.09%	01/15/26	1,998,500
3,046,212	WideOpenWest Finance LLC, Refinancing Term B Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.85%	08/19/23	3,032,900
				38,166,933
	Total Senior Floating-Rate Loan Interests			42,401,358
	(Cost $42,498,697)

Total Investments – 133.9%	135,880,274
(Cost $139,296,524) (h)
Outstanding Loan – (41.9)%	(42,500,000)
Net Other Assets and Liabilities – 8.0%	8,076,658
Net Assets – 100.0%	$101,456,932

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 28, 2018, securities noted as such are valued at $46,086,277 or 45.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security serves as collateral on the outstanding loan.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A-Portfolio Valuation in the Notes to Portfolio of Investments).
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,009,263 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,425,513. The net unrealized depreciation was $3,416,250.
See Notes to Portfolio of Investments

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 2/28/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 15,840,998	$ 15,840,998	$ —	$ —
Mexico	1,605,250	1,605,250	—	—
United States	11,203,425	11,203,425	—	—
Other Country Categories*	46,086,277	—	46,086,277	—
Master Limited Partnerships*	18,742,966	18,742,966	—	—
Senior Floating-Rate Loan Interests:
United States	38,166,933	—	37,056,955	1,109,978
Other Country Categories*	4,234,425	—	4,234,425	—
Total Investments	$ 135,880,274	$ 47,392,639	$ 87,377,657	$ 1,109,978

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of February 28, 2018, the Fund transferred a common stock valued at $1,604,619 from Level 1 to Level 2 of the fair value hierachy. The common stock that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provide by a third-party pricing service due to the change in value between the foreign markets’ close and New York Stock Exchange close on February 28, 2018, exceeding a certain threshold. Previsouly, the common stock was valued based on quoted prices.
Level 3 Senior Floating-Rate Loan Interests are valued by the Advisor’s Pricing Committee. Level 3 Senior Floating-Rate Loan Interests are valued based on third-party pricing service prices obtained from dealer runs and indicative sheets from brokers. These values are based on unobservable and non-quantitative inputs. The Fund’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at November 30, 2017
Senior Floating-Rate Loan Interests	$1,084,660
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	25,318
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at February 28, 2018
Senior Floating-Rate Loan Interests	1,109,978
Total Level 3 holdings	$1,109,978
There was a net change of $25,318 in unrealized appreciation (depreciation) from Level 3 investments held as of February 28, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
February 28, 2018 (Unaudited)
1. Organization
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the “Fund”) is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on January 21, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol MFD on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value

Notes to Portfolio of Investments (Continued)
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
February 28, 2018 (Unaudited)
prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund’s Board of Trustees (see above). For certain foreign equity securities, a third-party pricing service may be utilized to determine fair value. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.
The Senior Floating-Rate Loan interests (“Senior Loans”)(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the third-party pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor’s Pricing Committee may value such Senior Loan at a fair value according to procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of a security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the sub-advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;

(1)	The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

Notes to Portfolio of Investments (Continued)
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
February 28, 2018 (Unaudited)
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund did not have any unfunded delayed draw loan commitments as of February 28, 2018.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date	April 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date	April 12, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date	April 12, 2018

* Print the name and title of each signing officer under his or her signature.